[LOGO] Merrill Lynch Investment Managers

Annual Report
July 31, 2001

Merrill Lynch
Equity Income Fund

www.mlim.ml.com

MERRILL LYNCH EQUITY INCOME FUND

Officers and Trustees

Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Robert C. Doll, Jr., Senior Vice President
Walter D. Rogers, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian

State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, MA 02171

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                                 Merrill Lynch Equity Income Fund, July 31, 2001

DEAR SHAREHOLDER

Fiscal Year in Review

For the fiscal year ended July 31, 2001, total returns for Merrill Lynch Equity Income Fund's Class A, Class B, Class C and Class D Shares were +10.48%, +9.32%, +9.31% and +10.12%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3-5 of this report to shareholders.) The Fund outperformed by a significant margin the -14.33% return of the unmanaged Standard & Poor's 500 Index for the same period. The Fund also outperformed the +8.74% return of the unmanaged Russell 1000 Value Index and the +6.14% return of the Lipper Equity Income Funds Average.

The Fund's strong 12-month performance can be attributed to a large degree to our defensive investment position and our emphasis on high-quality, high-yield and low-risk stocks. Specifically contributing to the Fund's strong performance was our heavy concentration and above-market exposure to some of the best-performing sectors in the market, namely--financials, industrials, energy, materials, utilities and consumer staples, which together accounted for nearly two-thirds of the Fund's net assets. Relative performance also benefited from the virtual absence of technology from the Fund's investment portfolio given our tilt toward above-average yield stocks and the fact that these stocks typically carry little or no yield. The technology sector posted the largest relative and only absolute underperformance in the 12-month period ended July 31, 2001. The only other sector to have relative underperformance during this period was telecommunications in which the Fund also had a less than market weighting.

Having anticipated a negative and volatile market early in the fiscal year, we increased the Fund's cash levels above 10%. We selectively trimmed holdings in our historically more heavily weighted sectors, such as energy, financials and utilities. We also added to our holdings in the health care sector and initiated several new positions in the more cyclical and economically sensitive areas of the market. For example, meaningful positions were established in the retailing, coal and aerospace/defense industries. This strategy proved to be both timely and prudent and was reflected in the Fund's strong performance in the period. Also, during the latter part of the fiscal year, the Fund began to experience strong net inflows of funds.

We believe our emphasis toward yield, defensive stocks and increased cash position has provided the Fund with a cushion during this volatile market environment. We look to further diversify the Fund in order to take advantage of the delayed recovery that market pundits are presently forecasting to occur sometime next year.

In Conclusion

We thank you for your investment in Merrill Lynch Equity Income Fund, and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Walter D. Rogers

Walter D. Rogers
Senior Vice President and
Portfolio Manager

September 6, 2001

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                                                          Ten Years/
                                            6-Month       12-Month     Since Inception
As of July 31, 2001                      Total Return   Total Return     Total Return
======================================================================================
ML Equity Income Fund Class A Shares*        + 1.25%       +10.48%         +218.97%
--------------------------------------------------------------------------------------
ML Equity Income Fund Class B Shares*        + 0.67        + 9.32          +187.86
--------------------------------------------------------------------------------------
ML Equity Income Fund Class C Shares*        + 0.71        + 9.31          +136.04
--------------------------------------------------------------------------------------
ML Equity Income Fund Class D Shares*        + 1.05        +10.12          +148.98
--------------------------------------------------------------------------------------
Standard & Poor's 500 Index**                -10.78        -14.33      +286.09/+188.32
======================================================================================

 * Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/since inception periods are ten years for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.
** An unmanaged broad-based index comprised of common stocks. Ten years/since inception total return periods are ten years and from 10/31/94, respectively.


                                      2 & 3

                                 Merrill Lynch Equity Income Fund, July 31, 2001

PERFORMANCE DATA (concluded)

ML Equity Income Fund's Class A and Class B Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class A Shares and Class B Shares compared to growth of an investment in the S&P 500 Index and the S&P 500 Yield Index. Values are from July 1991 to July 2001:

                           7/91      7/92      7/93      7/94      7/95      7/96
ML Equity Income Fund+--
Class A Shares*            $9,475    $10,608   $11,672   $11,950   $13,628   $15,942
ML Equity Income Fund+--
Class B Shares*            $10,000   $11,085   $12,072   $12,229   $13,797   $15,989
S&P 500 Index++            $10,000   $11,279   $12,264   $12,897   $16,264   $18,959
S&P 500 Yield Index+++     $10,000   $10,941   $11,254   $11,499   $13,191   $15,289

                           7/97      7/98      7/99      7/00      7/01
ML Equity Income Fund+--
Class A Shares*            $22,386   $25,079   $28,628   $27,357   $30,224
ML Equity Income Fund+--
Class B Shares*            $22,209   $24,639   $27,832   $26,332   $28,786
S&P 500 Index++            $28,844   $34,406   $41,357   $45,069   $38,611
S&P 500 Yield Index+++     $20,751   $22,776   $24,748   $19,720   $21,167

ML Equity Income Fund's Class C and Class D Shares--Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Class C Shares and Class D Shares compared to growth of an investment in the S&P 500 Index and the S&P 500 Yield Index. Values are from October 21, 1994 to July 2001:

                           10/21/94**   7/95      7/96      7/97      7/98      7/99      7/00      7/01
ML Equity Income Fund+--
Class C Shares*            $10,000      $11,330   $13,118   $18,213   $20,209   $22,828   $21,598   $23,609
ML Equity Income Fund+--
Class D Shares*            $9,475       $10,800   $12,607   $17,649   $19,739   $22,479   $21,427   $23,595
S&P 500 Index++            $10,000      $12,145   $14,157   $21,539   $25,692   $30,883   $33,655   $28,832
S&P 500 Yield Index+++     $10,000      $11,448   $13,269   $18,009   $19,767   $21,478   $17,114   $18,370

  * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
 **   Commencement of operations.
  + ML Equity Income Fund invests primarily in companies with a continuous record of paying dividends.
 ++ This unmanaged broad-based Index is comprised of common stocks. The starting date for the Index in the Class C & D Shares' graph is from 10/31/94.
+++ This unmanaged Index consists of the first two quintiles of the highest-yielding stocks of the S&P 500 Index. The starting date for the Index in the Class C & Class D Shares' graph is from 10/31/94.
      Past performance is not predictive of future performance.

Average Annual Total Return

                                       % Return Without         % Return With
                                         Sales Charge           Sales Charge**
================================================================================
Class A Shares*
================================================================================
One Year Ended 6/30/01                      +11.44%                 + 5.59%
--------------------------------------------------------------------------------
Five Years Ended 6/30/01                    +12.78                  +11.57
--------------------------------------------------------------------------------
Ten Years Ended 6/30/01                     +12.71                  +12.11
--------------------------------------------------------------------------------
 * Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class A Shares were offered at a higher sales charge. Thus, actual returns would have been lower than shown for the ten-year period.)
**    Assuming maximum sales charge.

                                           % Return                % Return
                                         Without CDSC             With CDSC**
================================================================================
Class B Shares*
================================================================================
One Year Ended 6/30/01                      +10.30%                 + 6.40%
--------------------------------------------------------------------------------
Five Years Ended 6/30/01                    +11.63                  +11.40
--------------------------------------------------------------------------------
Ten Years Ended 6/30/01                     +11.56                  +11.56
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                           % Return                % Return
                                         Without CDSC             With CDSC**
================================================================================
Class C Shares*
================================================================================
One Year Ended 6/30/01                      +10.25%                 + 9.28%
--------------------------------------------------------------------------------
Five Years Ended 6/30/01                    +11.62                  +11.62
--------------------------------------------------------------------------------
Inception (10/21/94) through 6/30/01        +13.70                  +13.70
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

================================================================================
                                       % Return Without         % Return With
                                         Sales Charge           Sales Charge**
================================================================================
Class D Shares*
================================================================================
One Year Ended 6/30/01                      +11.15%                 + 5.32%
--------------------------------------------------------------------------------
Five Years Ended 6/30/01                    +12.51                  +11.30
--------------------------------------------------------------------------------
Inception (10/21/94) through 6/30/01        +14.61                  +13.69
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


                                      4 & 5

                                 Merrill Lynch Equity Income Fund, July 31, 2001

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                                            Shares                                                                     Percent of
EUROPE           Industries                  Held                   Common Stocks                            Value     Net Assets
=================================================================================================================================
Netherlands      Oil & Gas                  53,000    Royal Dutch Petroleum Company
                                                      (NY Registered Shares)                             $  3,074,000     1.5%
                 ----------------------------------------------------------------------------------------------------------------
                                                      Total Investments in the Netherlands                  3,074,000     1.5
=================================================================================================================================
United Kingdom   Beverages                 325,000    Diageo PLC                                            3,339,600     1.6
                 ----------------------------------------------------------------------------------------------------------------
                 Oil & Gas                  58,000    BP Amoco PLC (ADR) (a)                                2,866,360     1.4
                 ----------------------------------------------------------------------------------------------------------------
                                                      Total Investments in the United Kingdom               6,205,960     3.0
=================================================================================================================================
                                                      Total Investments in Europe (Cost--$5,023,981)        9,279,960     4.5
=================================================================================================================================
LATIN AMERICA
=================================================================================================================================
Brazil           Oil & Gas                  44,700    Petroleo Brasileiro SA--Petrobras (ADR) (a)           1,053,579     0.5
                 ----------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Latin America
                                                      (Cost--$1,020,054)                                    1,053,579     0.5
=================================================================================================================================
NORTH AMERICA
=================================================================================================================================
United States    Aerospace & Defense        33,000    The Boeing Company                                    1,931,490     0.9
                                            45,000    General Dynamics Corporation                          3,640,050     1.8
                                            34,600    Northrop Grumman Corporation                          2,775,958     1.4
                                           151,000    Raytheon Company                                      4,360,880     2.1
                                            44,000    Rockwell Collins                                        910,800     0.4
                                            56,000    United Technologies Corporation                       4,110,400     2.0
                                                                                                         ------------   -----
                                                                                                           17,729,578     8.6
                 ----------------------------------------------------------------------------------------------------------------
                 Automobiles                32,000    General Motors Corporation                            2,035,200     1.0
                                            29,000   +General Motors Corporation (Class H)                    559,700     0.3
                                                                                                         ------------   -----
                                                                                                            2,594,900     1.3
                 ----------------------------------------------------------------------------------------------------------------
                 Banks                      57,000    First Union Corporation                               2,017,800     1.0
                                            37,000    PNC Bank Corp.                                        2,454,950     1.2
                                            29,000    SunTrust Banks, Inc.                                  2,008,250     1.0
                                            82,000    U.S. Bancorp                                          1,946,680     0.9
                                            13,600    Wachovia Corporation                                    966,960     0.5
                                                                                                         ------------   -----
                                                                                                            9,394,640     4.6
                 ----------------------------------------------------------------------------------------------------------------
                 Beverages                  59,000    The Coca-Cola Company                                 2,631,400     1.3
                 ----------------------------------------------------------------------------------------------------------------
                 Chemicals                  60,900    The Dow Chemical Company                              2,216,760     1.1
                                            45,400    E.I. du Pont de Nemours and Company                   1,944,028     0.9
                                                                                                         ------------   -----
                                                                                                            4,160,788     2.0
                 ----------------------------------------------------------------------------------------------------------------
                 Computers & Peripherals    66,000    Hewlett-Packard Company                               1,627,560     0.8
                 ----------------------------------------------------------------------------------------------------------------
                 Diversified Financials     35,000    Citigroup Inc.                                        1,757,350     0.8
                                            37,000    J.P. Morgan Chase & Co.                               1,602,100     0.8
                                                                                                         ------------   -----
                                                                                                            3,359,450     1.6
                 ----------------------------------------------------------------------------------------------------------------
                 Diversified                32,000    AT&T Corp.                                              646,720     0.3
                 Telecommunication          52,000    BellSouth Corporation                                 2,116,400     1.0
                 Services                   44,000    SBC Communications Inc.                               1,981,320     1.0
                                            48,000    Sprint Corporation                                    1,120,320     0.5
                                            40,700    Verizon Communications                                2,203,905     1.1
                                            37,000   +WorldCom, Inc.                                          518,000     0.3
                                                                                                         ------------   -----
                                                                                                            8,586,665     4.2
                 ----------------------------------------------------------------------------------------------------------------
                 Electrical Equipment       44,000    Rockwell International Corporation                      706,200     0.3
                 ----------------------------------------------------------------------------------------------------------------
                 Electric Utilities         53,000    Allegheny Energy, Inc.                                2,285,360     1.1
                                            50,000    Cleco Corporation                                     1,137,500     0.6
                                            27,000    FPL Group, Inc.                                       1,458,000     0.7
                                            21,868   +Mirant Corporation                                      676,377     0.3
                                            32,000    PPL Corporation                                       1,439,360     0.7
                                            36,300    Public Service Enterprise Group Incorporated          1,698,840     0.8
                                            22,500   +Reliant Resources, Inc.                                 518,175     0.3
                                            89,200    The Southern Company                                  2,096,200     1.0
                                            51,100    TXU Corp.                                             2,376,150     1.2
                                                                                                         ------------   -----
                                                                                                           13,685,962     6.7
                 ----------------------------------------------------------------------------------------------------------------
                 Gas Utilities              50,000    El Paso Corporation                                   2,587,500     1.3
                                            44,000    KeySpan Corporation                                   1,348,160     0.6
                                                                                                         ------------   -----
                                                                                                            3,935,660     1.9
                 ----------------------------------------------------------------------------------------------------------------
                 Household Products         88,000    The Clorox Company                                    3,289,440     1.6
                                            45,000    Kimberly-Clark Corporation                            2,736,450     1.3
                                            53,000    The Procter & Gamble Company                          3,764,060     1.9
                                                                                                         ------------   -----
                                                                                                            9,789,950     4.8
                 ----------------------------------------------------------------------------------------------------------------
                 Industrial                 44,100    General Electric Company                              1,918,350     0.9
                 Conglomerates              20,000    Minnesota Mining and Manufacturing Company (3M)       2,237,600     1.1
                                                                                                         ------------   -----
                                                                                                            4,155,950     2.0
                 ----------------------------------------------------------------------------------------------------------------
                 Insurance                  74,900    American General Corporation                          3,464,125     1.7
                                            55,000    The Chubb Corporation                                 3,859,350     1.9
                                            60,000    Lincoln National Corporation                          3,061,800     1.5
                                            20,800    Marsh & McLennan Companies, Inc.                      2,088,320     1.0
                                            78,600   +The Phoenix Companies, Inc.                           1,340,916     0.7
                                            94,000    The St. Paul Companies, Inc.                          4,121,900     2.0
                                                                                                         ------------   -----
                                                                                                           17,936,411     8.8
                 ----------------------------------------------------------------------------------------------------------------
                 Leisure Equipment          44,600    Eastman Kodak Company                                 1,931,626     1.0
                 & Products
                 ----------------------------------------------------------------------------------------------------------------
                 Machinery                  32,000    Caterpillar Inc.                                      1,763,200     0.9
                                            50,000    Deere & Company                                       2,097,500     1.0
                                                                                                         ------------   -----
                                                                                                            3,860,700     1.9
                 ----------------------------------------------------------------------------------------------------------------
                 Media                      35,200    The McGraw-Hill Companies, Inc.                       2,160,224     1.1
                 ----------------------------------------------------------------------------------------------------------------
                 Metals & Mining            53,300    Alcoa Inc.                                            2,090,959     1.0
                                            79,000    Arch Coal, Inc.                                       1,478,090     0.7
                                            65,800    CONSOL Energy Inc.                                    1,596,966     0.8
                                            85,300    Massey Energy Company                                 1,465,454     0.7
                                                                                                         ------------   -----
                                                                                                            6,631,469     3.2
                 ----------------------------------------------------------------------------------------------------------------


                                      6 & 7

                                 Merrill Lynch Equity Income Fund, July 31, 2001

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

NORTH AMERICA                               Shares                                                                     Percent of
(concluded)      Industries                  Held                   Common Stocks                            Value     Net Assets
=================================================================================================================================
                 Multiline Retail           67,000    Family Dollar Stores, Inc.                         $  2,003,970     1.0%
                                            43,000    The May Department Stores Company                     1,427,600     0.7
                                            84,000    Nordstrom, Inc.                                       1,890,000     0.9
                                            30,000    Wal-Mart Stores, Inc.                                 1,677,000     0.8
                                                                                                         ------------   -----
                                                                                                            6,998,570     3.4
                 ----------------------------------------------------------------------------------------------------------------
                 Multi-Utilities            40,400   +Aquila, Inc.                                          1,064,540     0.5
                 ----------------------------------------------------------------------------------------------------------------
                 Oil & Gas                  31,600    Devon Energy Corporation                              1,713,036     0.8
                                            36,000    EOG Resources, Inc.                                   1,272,600     0.6
                                            78,000    Exxon Mobil Corporation                               3,257,280     1.6
                                            57,000    Phillips Petroleum Company                            3,254,130     1.6
                                            47,200    Texaco Inc.                                           3,268,600     1.6
                                                                                                         ------------   -----
                                                                                                           12,765,646     6.2
                 ----------------------------------------------------------------------------------------------------------------
                 Paper & Forest             85,000    International Paper Company                           3,473,100     1.7
                 Products                   60,000    Weyerhaeuser Company                                  3,583,800     1.7
                                                                                                         ------------   -----
                                                                                                            7,056,900     3.4
                 ----------------------------------------------------------------------------------------------------------------
                 Personal Products          38,000    Avon Products, Inc.                                   1,762,820     0.9
                 ----------------------------------------------------------------------------------------------------------------
                 Pharmaceuticals            46,000    Abbott Laboratories                                   2,465,140     1.2
                                            50,000    American Home Products Corporation                    3,015,500     1.5
                                            52,000    Bristol-Myers Squibb Company                          3,075,280     1.5
                                            47,900    Johnson & Johnson                                     2,591,390     1.3
                                            26,000    Merck & Co., Inc.                                     1,767,480     0.8
                                                                                                         ------------   -----
                                                                                                           12,914,790     6.3
                 ----------------------------------------------------------------------------------------------------------------
                 Real Estate                29,000    CarrAmerica Realty Corporation                          865,650     0.4
                                            50,000    Duke-Weeks Realty Corporation                         1,219,500     0.6
                                            19,000    Kimco Realty Corporation                                889,200     0.4
                                           112,000    Taubman Centers, Inc.                                 1,568,000     0.8
                                                                                                         ------------   -----
                                                                                                            4,542,350     2.2
                 ----------------------------------------------------------------------------------------------------------------
                 Specialty Retail           40,000    The Limited, Inc.                                       678,800     0.3
                 ----------------------------------------------------------------------------------------------------------------
                 Tobacco                    50,500    Philip Morris Companies Inc.                          2,297,750     1.1
                 ----------------------------------------------------------------------------------------------------------------
                 Water Utilities            69,000    American Water Works Company, Inc.                    2,145,210     1.1
                 ----------------------------------------------------------------------------------------------------------------
                 Wireless                   10,297   +AT&T Wireless Services Inc.                             192,451     0.1
                 Telecommunication
                 Services
                 ----------------------------------------------------------------------------------------------------------------
                                                      Total Investments in North America
                                                      (Cost--$140,486,150)                                167,298,960    81.6
=================================================================================================================================
PACIFIC BASIN/ASIA
=================================================================================================================================
Australia        Metals & Mining           456,387    BHP Billiton Limited                                  2,245,794     1.1
                                         1,850,000    M.I.M. Holdings Limited                               1,060,511     0.5
                                            75,000    Rio Tinto Limited                                     1,259,372     0.6
                 ----------------------------------------------------------------------------------------------------------------
                                                      Total Investments in the Pacific Basin/Asia
                                                      (Cost--$5,011,219)                                    4,565,677     2.2
=================================================================================================================================
                                             Face
                                            Amount    Short-Term Securities
=================================================================================================================================
                 Repurchase            $ 6,116,000    UBS Warburg Corp. LLC, purchased on 7/31/2001 to      6,116,000     3.0
                 Agreements*                          yield 3.85% to 8/01/2001
                 ----------------------------------------------------------------------------------------------------------------
                 US Government          17,000,000    Federal Home Loan Mortgage Corporation, 3.65%        16,963,804     8.3
                 Agency Obligations**                 due 8/21/2001
                 ----------------------------------------------------------------------------------------------------------------
                                                      Total Investments in Short-Term Securities
                                                      (Cost--$23,079,804)                                  23,079,804    11.3
=================================================================================================================================
                 Total Investments (Cost--$174,621,208)                                                   205,277,980   100.1

                 Liabilities in Excess of Other Assets                                                       (240,151)   (0.1)
                                                                                                         ------------   -----
                 Net Assets                                                                              $205,037,829   100.0%
                                                                                                         ============   =====
=================================================================================================================================

(a)   American Depositary Receipts (ADR).
  +   Non-income producing security.
  * Repurchase Agreements are fully collateralized by US Government & Agency Obligations.
 ** Certain US Government Agency Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

See Notes to Financial Statements.


                                      8 & 9

                                 Merrill Lynch Equity Income Fund, July 31, 2001

STATEMENT OF ASSETS AND LIABILITIES

               As of July 31, 2001
============================================================================================================
Assets:        Investments, at value (identified cost--$174,621,208).........                  $ 205,277,980
               Cash..........................................................                            987
               Foreign cash..................................................                        842,690
               Receivables:
                   Beneficial interest sold..................................   $   660,786
                   Dividends.................................................       244,058          904,844
                                                                                -----------
               Prepaid registration fees and other assets....................                         38,332
                                                                                               -------------
               Total assets..................................................                    207,064,833
                                                                                               -------------
============================================================================================================
Liabilities:   Payables:
                   Beneficial interest redeemed..............................     1,720,610
                   Investment adviser........................................       107,162
                   Distributor...............................................        73,756        1,901,528
                                                                                -----------
               Accrued expenses and other liabilities........................                        125,476
                                                                                               -------------
               Total liabilities.............................................                      2,027,004
                                                                                               -------------
============================================================================================================
Net Assets:    Net assets ...................................................                  $ 205,037,829
                                                                                               =============
============================================================================================================
Net Assets     Class A Shares of beneficial interest, $.10 par value,
Consist of:    unlimited number of shares authorized.........................                  $     366,616
               Class B Shares of beneficial interest, $.10 par value,
               unlimited number of shares authorized.........................                        400,553
               Class C Shares of beneficial interest, $.10 par value,
               unlimited number of shares authorized.........................                        106,672
               Class D Shares of beneficial interest, $.10 par value,
               unlimited number of shares authorized.........................                        794,046
               Paid-in capital in excess of par..............................                    163,912,900
               Undistributed investment income--net..........................                         82,582
               Undistributed realized capital gains on investments and
               foreign currency transactions--net............................                      8,762,195
               Unrealized appreciation on investments and foreign currency
               transactions--net.............................................                     30,612,265
                                                                                               -------------
               Net assets....................................................                  $ 205,037,829
                                                                                               =============
============================================================================================================
Net Asset      Class A--Based on net assets of $45,084,566 and 3,666,162
Value:         shares of beneficial interest outstanding.....................                  $       12.30
                                                                                               =============
               Class B--Based on net assets of $49,383,392 and 4,005,527
               shares of beneficial interest outstanding.....................                  $       12.33
                                                                                               =============
               Class C--Based on net assets of $12,960,613 and 1,066,721
               shares of beneficial interest outstanding.....................                  $       12.15
                                                                                               =============
               Class D--Based on net assets of $97,609,258 and 7,940,461
               shares of beneficial interest outstanding.....................                  $       12.29
                                                                                               =============
============================================================================================================

               See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                         For the Year Ended July 31, 2001
================================================================================================================
Investment               Dividends (net of $25,541 foreign withholding tax).....                   $  3,529,298
Income:                  Interest and discount earned...........................                      1,009,277
                                                                                                   ------------
                         Total income...........................................                      4,538,575
                                                                                                   ------------
================================================================================================================
Expenses:                Investment advisory fees...............................   $  1,039,230
                         Account maintenance and distribution fees--Class B.....        435,295
                         Account maintenance fees--Class D......................        248,044
                         Transfer agent fees--Class D...........................        194,656
                         Printing and shareholder reports.......................        165,083
                         Professional fees......................................        113,382
                         Transfer agent fees--Class B...........................         95,041
                         Accounting services....................................         78,629
                         Registration fees......................................         64,871
                         Account maintenance and distribution fees--Class C.....         57,082
                         Transfer agent fees--Class A...........................         50,063
                         Trustees' fees and expenses............................         41,478
                         Custodian fees.........................................         20,914
                         Transfer agent fees--Class C...........................         12,852
                         Pricing fees...........................................          1,781
                         Other..................................................         14,869
                                                                                   ------------
                         Total expenses.........................................                      2,633,270
                                                                                                   ------------
                         Investment income--net.................................                      1,905,305
                                                                                                   ------------
================================================================================================================
Realized &               Realized gain (loss) from:
Unrealized Gain (Loss)     Investments--net.....................................     15,105,863
On Investments &           Foreign currency transactions--net...................        (42,513)     15,063,350
Foreign Currency                                                                   ------------
Transactions--Net:       Change in unrealized appreciation/depreciation on:
                           Investments--net.....................................     (2,239,308)
                           Foreign currency transactions--net...................         (2,592)     (2,241,900)
                                                                                   ------------    ------------
                         Net Increase in Net Assets Resulting from Operations...                   $ 14,726,755
                                                                                                   ============
================================================================================================================

             See Notes to Financial Statements.


                                     10 & 11

                                 Merrill Lynch Equity Income Fund, July 31, 2001

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        For the Year Ended
                                                                                                             July 31,
                                                                                                  ------------------------------
                      Increase (Decrease) in Net Assets:                                                2001             2000
================================================================================================================================
Operations:           Investment income--net...................................................   $   1,905,305    $   3,745,303
                      Realized gain on investments and foreign currency transactions--net......      15,063,350       12,225,573
                      Change in unrealized appreciation/depreciation on investments and
                      foreign currency transactions--net.......................................      (2,241,900)     (27,955,843)
                                                                                                  -------------    -------------
                      Net increase (decrease) in net assets resulting from operations..........      14,726,755      (11,984,967)
                                                                                                  -------------    -------------
================================================================================================================================
Dividends &           Investment income--net:
Distributions to        Class A................................................................        (401,682)        (528,692)
Shareholders:           Class B................................................................        (267,338)        (806,274)
                        Class C................................................................         (44,698)         (67,551)
                        Class D................................................................      (1,381,037)      (2,425,560)
                      Realized gain on investments--net:
                        Class A................................................................      (2,148,996)      (1,077,347)
                        Class B................................................................      (4,704,368)      (3,294,547)
                        Class C................................................................        (470,654)        (242,920)
                        Class D................................................................     (11,030,061)      (5,531,722)
                                                                                                  -------------    -------------
                      Net decrease in net assets resulting from dividends and distributions
                      to shareholders .........................................................     (20,448,834)     (13,974,613)
                                                                                                  -------------    -------------
================================================================================================================================
Beneficial Interest   Net increase (decrease) in net assets derived from beneficial interest
Transactions:         transactions.............................................................      46,545,498      (43,722,667)
                                                                                                  -------------    -------------
================================================================================================================================
Net Assets:           Total increase (decrease) in net assets..................................      40,823,419      (69,682,247)
                      Beginning of year........................................................     164,214,410      233,896,657
                                                                                                  -------------    -------------
                      End of year*.............................................................   $ 205,037,829    $ 164,214,410
                                                                                                  =============    =============
================================================================================================================================
                      *Undistributed investment income--net....................................   $      82,582    $     314,545
                                                                                                  =============    =============
================================================================================================================================

                      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                    The following per share data and ratios                                Class A
                    have been derived from information provided     ------------------------------------------------------
                    in the financial statements.                                  For the Year Ended July 31,
                                                                    ------------------------------------------------------
                    Increase (Decrease) in Net Asset Value:           2001        2000       1999        1998        1997
==========================================================================================================================
Per Share           Net asset value, beginning of year............  $  12.70   $  14.27   $   15.36   $   15.21   $  12.43
Operating                                                           --------   --------   ---------   ---------   --------
Performance:        Investment income--net+.......................       .18        .31         .35         .39        .38
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net.............................      1.09       (.94)       1.42        1.37       4.17
                                                                    --------   --------   ---------   ---------   --------
                    Total from investment operations..............      1.27       (.63)       1.77        1.76       4.55
                                                                    --------   --------   ---------   ---------   --------
                    Less dividends and distributions:
                      Investment income--net......................      (.21)      (.32)       (.36)       (.39)      (.39)
                      Realized gain on investments--net...........     (1.46)      (.62)      (2.50)      (1.22)     (1.38)
                                                                    --------   --------   ---------   ---------   --------
                    Total dividends and distributions.............     (1.67)      (.94)      (2.86)      (1.61)     (1.77)
                                                                    --------   --------   ---------   ---------   --------
                    Net asset value, end of year..................  $  12.30   $  12.70   $   14.27   $   15.36   $  15.21
                                                                    ========   ========   =========   =========   ========
==========================================================================================================================
Total Investment    Based on net asset value per share............    10.48%     (4.44%)     14.15%      12.03%     40.42%
Return:*                                                            ========   ========   =========   =========   ========
==========================================================================================================================
Ratios to Average   Expenses......................................     1.10%       .95%        .87%        .88%       .90%
Net Assets:                                                         ========   ========   =========   =========   ========
                    Investment income--net........................     1.47%      2.35%       2.50%       2.51%      2.87%
                                                                    ========   ========   =========   =========   ========
==========================================================================================================================
Supplemental        Net assets, end of year (in thousands)........  $ 45,085   $ 19,114    $ 25,477   $  24,233   $ 28,940
Data:                                                               ========   ========   =========   =========   ========
                    Portfolio turnover............................    61.08%     32.33%      20.11%      32.66%     14.29%
                                                                    ========   ========   =========   =========   ========
==========================================================================================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.

      See Notes to Financial Statements.


                                     12 & 13

                                 Merrill Lynch Equity Income Fund, July 31, 2001

FINANCIAL HIGHLIGHTS (concluded)

                    The following per share data and ratios                                Class B
                    have been derived from information provided     ------------------------------------------------------
                    in the financial statements.                                  For the Year Ended July 31,
                                                                    ------------------------------------------------------
                    Increase (Decrease) in Net Asset Value:            2001      2000       1999         1998        1997
=========================================================================================================================
Per Share           Net asset value, beginning of year............  $  12.73   $  14.29   $  15.38   $   15.22   $  12.44
Operating                                                           --------   --------   --------   ---------   --------
Performance:        Investment income--net+.......................       .07        .18        .21         .23        .25
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net.............................      1.07       (.94)      1.41        1.38       4.16
                                                                    --------   --------   --------   ---------   --------
                    Total from investment operations..............      1.14       (.76)      1.62        1.61       4.41
                                                                    --------   --------   --------   ---------   --------
                    Less dividends and distributions:
                      Investment income--net......................      (.08)      (.18)      (.21)       (.23)      (.25)
                      Realized gain on investments--net...........     (1.46)      (.62)     (2.50)      (1.22)     (1.38)
                                                                    --------   --------   --------   ---------   --------
                    Total dividends and distributions.............     (1.54)      (.80)     (2.71)      (1.45)     (1.63)
                                                                    --------   --------   --------   ---------   --------
                    Net asset value, end of year..................  $  12.33   $  12.73   $  14.29   $   15.38   $  15.22
                                                                    ========   ========   ========   =========   ========
=========================================================================================================================
Total Investment    Based on net asset value per share............     9.32%     (5.39%)    12.96%      10.94%     38.90%
Return:*                                                            ========   ========   ========   =========   ========
=========================================================================================================================
Ratios to Average   Expenses......................................     2.11%      1.97%      1.89%       1.90%      1.94%
Net Assets:                                                         ========   ========   ========   =========   ========
                    Investment income--net........................      .52%      1.35%      1.48%       1.50%      1.89%
                                                                    ========   ========   ========   =========   ========
=========================================================================================================================
Supplemental        Net assets, end of year (in thousands)........  $ 49,383   $ 43,289   $ 75,330   $  73,067   $ 93,509
Data:                                                               ========   ========   ========   =========   ========
                    Portfolio turnover............................    61.08%     32.33%     20.11%      32.66%     14.29%
                                                                    ========   ========   ========   =========   ========
=========================================================================================================================

                    The following per share data and ratios                                Class C
                    have been derived from information provided     ------------------------------------------------------
                    in the financial statements.                                  For the Year Ended July 31,
                                                                    ------------------------------------------------------
                    Increase (Decrease) in Net Asset Value:           2001       2000       1999          1998       1997
=========================================================================================================================
Per Share           Net asset value, beginning of year............  $  12.58   $  14.14   $  15.25   $   15.11   $  12.37
Operating                                                           --------   --------   --------   ---------   --------
Performance:        Investment income--net+.......................       .05        .17        .20         .23        .24
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net.............................      1.14       (.93)      1.40        1.37       4.13
                                                                    --------   --------   --------   ---------   --------
                    Total from investment operations..............      1.19       (.76)      1.60        1.60       4.37
                                                                    --------   --------   --------   ---------   --------
                    Less dividends and distributions:
                      Investment income--net......................      (.16)      (.18)      (.21)       (.24)      (.25)
                      Realized gain on investments--net...........     (1.46)      (.62)     (2.50)      (1.22)     (1.38)
                                                                    --------   --------   --------   ---------   --------
                    Total dividends and distributions.............     (1.62)      (.80)     (2.71)      (1.46)     (1.63)
                                                                    --------   --------   --------   ---------   --------
                    Net asset value, end of year..................  $  12.15   $  12.58   $  14.14   $   15.25   $  15.11
                                                                    ========   ========   ========   =========   ========
=========================================================================================================================
Total Investment    Based on net asset value per share............     9.31%     (5.39%)    12.96%      10.96%     38.84%
Return:*                                                            ========   ========   ========   =========   ========
=========================================================================================================================
Ratios to Average   Expenses......................................     2.12%      1.98%       1.90%      1.90%      1.95%
Net Assets:                                                         ========   ========   =========  =========   ========
                    Investment income--net........................      .44%      1.33%       1.45%      1.47%      1.83%
                                                                    ========   ========   =========  =========   ========
=========================================================================================================================
Supplemental        Net assets, end of year (in thousands)........  $ 12,961   $  4,294   $   5,347  $   4,379   $  3,025
Data:                                                               ========   ========   =========  =========   ========
                    Portfolio turnover............................    61.08%     32.33%      20.11%     32.66%     14.29%
                                                                    ========   ========   =========  =========   ========
=========================================================================================================================

                    The following per share data and ratios                                Class D
                    have been derived from information provided     ------------------------------------------------------
                    in the financial statements.                                  For the Year Ended July 31,
                                                                    ------------------------------------------------------
                    Increase (Decrease) in Net Asset Value:            2001       2000        1999        1998       1997
==========================================================================================================================
Per Share           Net asset value, beginning of year............  $  12.70   $  14.27   $   15.36  $   15.20   $  12.43
Operating                                                           --------   --------   --------   ---------   --------
Performance:        Investment income--net+.......................       .16        .28         .32        .35        .35
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net.............................      1.07       (.95)       1.41       1.38       4.16
                                                                    --------   --------   --------   ---------   --------
                    Total from investment operations..............      1.23       (.67)       1.73       1.73       4.51
                                                                    --------   --------   --------   ---------   --------
                    Less dividends and distributions:
                      Investment income--net......................      (.18)      (.28)       (.32)      (.35)      (.36)
                      Realized gain on investments--net...........     (1.46)      (.62)      (2.50)     (1.22)     (1.38)
                                                                    --------   --------   --------   ---------   --------
                    Total dividends and distributions.............     (1.64)      (.90)      (2.82)     (1.57)     (1.74)
                                                                    --------   --------   --------   ---------   --------
                    Net asset value, end of year..................  $  12.29   $  12.70   $   14.27  $   15.36   $  15.20
                                                                    ========   ========   =========  =========   ========
=========================================================================================================================
Total Investment    Based on net asset value per share............    10.12%     (4.68%)     13.88%     11.84%     39.99%
Return:*                                                            ========   ========   =========  =========   ========
=========================================================================================================================
Ratios to Average   Expenses......................................     1.33%      1.20%       1.12%      1.12%      1.15%
Net Assets:                                                         ========   ========   =========  =========   ========
                    Investment income--net........................     1.30%      2.10%       2.26%      2.25%      2.62%
                                                                    ========   ========   =========  =========   ========
=========================================================================================================================
Supplemental        Net assets, end of year (in thousands)........  $ 97,609   $ 97,517   $ 127,743  $ 100,642   $ 74,577
Data:                                                               ========   ========   =========  =========   ========
                    Portfolio turnover............................    61.08%     32.33%      20.11%     32.66%     14.29%
                                                                    ========   ========   =========  =========   ========
=========================================================================================================================

*     Total investment returns exclude the effects of sales charges.
+     Based on average shares outstanding.

      See Notes to Financial Statements.


                                     14 & 15

                                 Merrill Lynch Equity Income Fund, July 31, 2001

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Equity Income Fund (the "Fund") (formerly Merrill Lynch Strategic Dividend Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in money market securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

o Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

o Options--The Fund is authorized to write call and put options and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(e) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. The Fund will adopt the provisions to amortize all premiums and discounts on debt securities effective August 1, 2001, as now required under the new AICPA Audit and Accounting Guide for Investment Companies. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. As of July 31, 2001, no debt securities were held by the Fund.

(g) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(h) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(i) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $42,513 have been reclassified between undistributed net investment income and undistributed net realized capital gains and $1 has been reclassified between paid-in capital in excess of par and undistributed net realized capital gains. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P.


                                    16 & 17

                                 Merrill Lynch Equity Income Fund, July 31, 2001

("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of
 .60%, on an annual basis, of the average daily value of the Fund's net assets.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                            Account                Distribution
                                        Maintenance Fee                 Fee
--------------------------------------------------------------------------------
Class B.........................             .25%                      .75%
Class C ........................             .25%                      .75%
Class D.........................             .25%                       --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended July 31, 2001, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

--------------------------------------------------------------------------------
                                            FAMD                     MLPF&S
--------------------------------------------------------------------------------
Class A........................            $    1                    $    16
Class D........................            $6,763                    $96,570
--------------------------------------------------------------------------------

For the year ended July 31, 2001, MLPF&S received contingent deferred sales charges of $48,534 and $3,416 relating to transactions in Class B and Class C Shares, respectively.

In addition, MLPF&S received $41,564 in commissions on the execution of portfolio security transactions for the Fund for the year ended July 31, 2001.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Prior to January 1, 2001, MLIM provided accounting services to the Fund at its cost and the Fund reimbursed MLIM for these services. MLIM continues to provide certain accounting services to the Fund. The Fund reimburses MLIM at its cost for such services. For the year ended July 31, 2001, the Fund reimbursed MLIM an aggregate of $24,882 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FDS, FAMD, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended July 31, 2001 were $112,173,262 and $95,148,662, respectively.

Net realized gains (losses) for the year ended July 31, 2001 and net unrealized gains (losses) as of July 31, 2001 were as follows:

--------------------------------------------------------------------------------
                                             Realized               Unrealized
                                          Gains (Losses)          Gains (Losses)
--------------------------------------------------------------------------------
Long-term investments..............        $15,105,789             $ 30,656,772
Short-term investments.............                 74                       --
Foreign currency transactions......            (42,513)                 (44,507)
                                           -----------             ------------
Total..............................        $15,063,350             $ 30,612,265
                                           ===========             ============
--------------------------------------------------------------------------------

As of July 31, 2001, net unrealized appreciation for Federal income tax purposes aggregated $30,656,772, of which $35,746,840 related to appreciated securities and $5,090,068 related to depreciated securities. At July 31, 2001, the aggregate cost of investments for Federal income tax purposes was $174,621,208.

4. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $46,545,498 and $(43,722,667) for the years ended July 31, 2001 and July 31, 2000, respectively.

Transactions in shares of beneficial interest for each class were as follows:

------------------------------------------------------------------------------
Class A Shares for the Year                                          Dollar
Ended July 31, 2001                                 Shares           Amount
------------------------------------------------------------------------------
Shares sold ...............................       2,371,741       $ 30,220,810
Shares issued to shareholders
in reinvestment of dividends
and distributions .........................         175,745          2,161,384
                                                 ----------       ------------
Total issued ..............................       2,547,486         32,382,194
Shares redeemed ...........................        (385,959)        (4,892,404)
                                                 ----------       ------------
Net increase ..............................       2,161,527       $ 27,489,790
                                                 ==========       ============
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Class A Shares for the Year                                          Dollar
Ended July 31, 2000                                 Shares           Amount
------------------------------------------------------------------------------
Shares sold ...............................         288,047       $ 3,697,920
Shares issued to shareholders
in reinvestment of dividends
and distributions .........................         107,422         1,392,833
                                                 ----------       ------------
Total issued ..............................         395,469         5,090,753
Shares redeemed ...........................        (675,680)       (8,736,855)
                                                 ----------       ------------
Net decrease ..............................        (280,211)      $(3,646,102)
                                                 ==========       ============
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Class B Shares for the Year                                          Dollar
Ended July 31, 2001                                 Shares           Amount
------------------------------------------------------------------------------
Shares sold ...............................       1,507,295       $ 18,900,631
Shares issued to shareholders
in reinvestment of dividends
and distributions .........................         331,136          4,089,182
                                                 ----------       ------------
Total issued ..............................       1,838,431         22,989,813
Automatic conversion of shares ............        (373,630)        (4,718,184)
Shares redeemed ...........................        (859,808)       (10,998,334)
                                                 ----------       ------------
Net increase ..............................         604,993       $  7,273,295
                                                 ==========       ============
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Class B Shares for the Year                                          Dollar
Ended July 31, 2000                                 Shares           Amount
------------------------------------------------------------------------------
Shares sold ...............................         770,285       $ 10,296,917
Shares issued to shareholders
in reinvestment of dividends
and distributions .........................         258,353          3,361,477
                                                 ----------       ------------
Total issued ..............................       1,028,638         13,658,394
Automatic conversion of shares ............        (517,344)        (6,637,863)
Shares redeemed ...........................      (2,381,354)       (30,657,519)
                                                 ----------       ------------
Net decrease ..............................      (1,870,060)      $(23,636,988)
                                                 ==========       ============
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Class C Shares for the Year                                          Dollar
Ended July 31, 2001                                 Shares           Amount
------------------------------------------------------------------------------
Shares sold ...............................         807,948       $  9,965,771
Shares issued to shareholders
in reinvestment of dividends
and distributions .........................          35,031            426,744
                                                 ----------       ------------
Total issued ..............................         842,979         10,392,515
Shares redeemed ...........................        (117,568)        (1,475,901)
                                                 ----------       ------------
Net increase ..............................         725,411       $  8,916,614
                                                 ==========       ============
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Class C Shares for the Year                                          Dollar
Ended July 31, 2000                                 Shares           Amount
------------------------------------------------------------------------------
Shares sold ...............................         161,392       $  2,074,230
Shares issued to shareholders
in reinvestment of dividends
and distributions .........................          20,304            261,233
                                                 ----------       ------------
Total issued ..............................         181,696          2,335,463
Shares redeemed ...........................        (218,425)        (2,758,889)
                                                 ----------       ------------
Net decrease ..............................         (36,729)      $   (423,426)
                                                 ==========       ============
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Class D Shares for the Year                                          Dollar
Ended July 31, 2001                                 Shares           Amount
------------------------------------------------------------------------------
Shares sold ...............................         680,145       $  8,538,123
Automatic conversion of shares ............         374,439          4,718,184
Shares issued to shareholders
in reinvestment of dividends
and distributions .........................         856,884         10,541,374
                                                 ----------       ------------
Total issued ..............................       1,911,468         23,797,681
Shares redeemed ...........................      (1,650,552)       (20,931,882)
                                                 ----------       ------------
Net increase ..............................         260,916       $  2,865,799
                                                 ==========       ============
------------------------------------------------------------------------------


                                    18 & 19

                                 Merrill Lynch Equity Income Fund, July 31, 2001

NOTES TO FINANCIAL STATEMENTS (concluded)

------------------------------------------------------------------------------
Class D Shares for the Year                                          Dollar
Ended July 31, 2000                                 Shares           Amount
------------------------------------------------------------------------------
Shares sold ...............................       1,097,043       $ 14,458,399
Automatic conversion of shares ............         518,336          6,637,863
Shares issued to shareholders
in reinvestment of dividends
and distributions .........................         516,852          6,701,852
                                                 ----------       ------------
Total issued ..............................       2,132,231         27,798,114
Shares redeemed ...........................      (3,406,408)       (43,814,265)
                                                 ----------       ------------
Net decrease ..............................      (1,274,177)      $(16,016,151)
                                                 ==========       ============
------------------------------------------------------------------------------

5. Short-Term Borrowings:

On December 1, 2000, the Fund, along with certain other funds managed by MLIM and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the year ended July 31, 2001.

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
Merrill Lynch Equity Income Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch Equity Income Fund (formerly Merrill Lynch Strategic Dividend Fund) as of July 31, 2001, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Merrill Lynch Equity Income Fund as of July 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
September 10, 2001


                                     20 & 21

                                 Merrill Lynch Equity Income Fund, July 31, 2001

IMPORTANT TAX INFORMATION (unaudited)

All of the ordinary income distributions paid quarterly by Merrill Lynch Equity Income Fund during its taxable year ended July 31, 2001 qualify for the dividends received deduction for corporations.

Additionally, the Fund paid long-term capital gains distributions of $.971143 per share and $.439204 per share to shareholders of record on October 11, 2000 and December 18, 2000, respectively. The long-term capital gains distributions are subject to a maximum 20% tax rate.

Please retain this information for your records.

PORTFOLIO INFORMATION (unaudited)

As of July 31, 2001

                                                                      Percent of
Ten Largest Common Stock Holdings                                     Net Assets
Raytheon Company...................................................       2.1%
The St. Paul Companies, Inc........................................       2.0
United Technologies Corporation....................................       2.0
The Chubb Corporation..............................................       1.9
The Procter & Gamble Company.......................................       1.9
General Dynamics Corporation.......................................       1.8
Weyerhaeuser Company...............................................       1.7
International Paper Company........................................       1.7
American General Corporation.......................................       1.7
Diageo PLC.........................................................       1.6


                                     22 & 23

[LOGO] Merrill Lynch Investment Managers
                 [GRAPHIC]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Equity Income Fund
Box 9011
Princeton, NJ
08543-9011

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